Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2020	2019
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$659,150	$1,152,202
Income and Franchise Tax	(178,007)	(302,661)
Net Earnings	$481,143	$849,541
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock, Basic and Diluted	13,167,740	20,800,000
Earnings/Basic and Diluted Redeemable Common Stock	$0.04	$0.04

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(2,590,879)	$743,340
Redeemable Net Earnings	(481,143)	(849,541)
Non-Redeemable Net Loss	$(3,072,022)	$(106,201)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted (1)	5,200,000	5,200,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.59)	$(0.02)

The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Net loss	$(132,670)	$(98,895)

Weighted average shares outstanding
Basic	34,833,211	301,559
Diluted	34,833,211	301,559

Basic loss per common share	$(3.81)	$(327.95)
Diluted loss per common share	$(3.81)	$(327.95)

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$4,379,894	$2,836,691
Income and Franchise Tax	$(1,099,904)	$(744,449)
Net Earnings	$3,279,990	$2,081,242
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock, Basic and Diluted	20,800,000	20,800,000
Earnings/Basic and Diluted Redeemable Common Stock	$0.16	$0.10
Non-Redeemable Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Income	$2,610,824	$1,679,963
Redeemable Net Earnings	$(3,279,990)	$(2,081,242)
Non-Redeemable Net Loss	$(669,166)	$(401,279)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted (1)	5,200,000	5,200,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.13)	$(0.08)